Operating expenses (Tables)	3 Months Ended
Mar. 31, 2025
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Personnel costs	1,090	470
Consulting and professional fees	546	218
Other sales and marketing expenses	342	172
Sales & Marketing	1,977	860
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Sub-contracting, studies and research	27,075	29,153
Personnel costs	4,552	5,069
Consulting and professional fees	3,209	3,981
Intellectual property fees	341	239
Other research and development expenses	567	860
Research and development expenses	35,744	39,301

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED MARCH 31, 2024	FOR THE THREE MONTHS ENDED MARCH 31, 2025
Personnel costs	5,274	4,688
Consulting and professional fees	1,517	1,935
Other general and administrative expenses	1,345	1,410
General and administrative expenses	8,136	8,033